Events after the reporting date (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended
Jul. 22, 2024 USD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Proceeds from sale of stock | $	$ 5,000
Sale of stock	5,050,808
Share price | $ / shares	$ 0.94
Description of price per share	The Series J and Series K warrants are exercisable for five years and one year, respectively, at $1.00 per ADS each.
Pre Funded Warrants [Member]
IfrsStatementLineItems [Line Items]
Sale of stock	278,975
Series J Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrant exercisable	5,329,783
Series K Warrants [Member]
IfrsStatementLineItems [Line Items]
Purchase number of share	5,329,783